Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of employee benefits charged to operating expenses
Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2021	2020	2019
Payroll taxes	$1,403	$1,273	$1,112
Medical plans	1,860	1,854	1,826
401(k) match and profit sharing	1,829	1,586	1,290
Periodic pension cost	1,796	1,614	1,430
Other	52	59	63
Total employee benefits	$6,940	$6,386	$5,721

Schedule of obligations and funded status
Obligations and Funded Status at December 31,

(in thousands)	2021	2020
Change in projected benefit obligation:
Balance, January 1	$36,957	$34,009
Service cost	1,692	1,614
Interest cost	1,072	1,127
Actuarial loss	(232)	933
Benefits paid	(828)	(726)
Balance, December 31,	$38,661	$36,957
Change in plan assets:
Fair value, January 1	$30,084	$25,689
Actual return on plan assets	7,278	4,725
Employer contribution	1,000	500
Expenses paid	(118)	(104)
Benefits paid	(828)	(726)
Fair value, December 31,	$37,416	$30,084
Funded status at end of year	$(1,245)	$(6,873)
Accumulated benefit obligation	$30,690	$30,156

Amounts recognized in the statement of financial position consist of the following:
(in thousands)	2021	2020
Noncurrent assets	$—	$—
Current liabilities	—	—
Noncurrent liabilities	(1,245)	(6,873)
Net liability at end of year	$(1,245)	$(6,873)

Schedule of components of net pension cost
The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2021	2020	2019
Service cost - benefits earned during the year	$1,692	$1,614	$1,430
Interest costs on projected benefit obligations (a)	1,072	1,127	1,169
Expected return on plan assets (a)	(1,843)	(1,598)	(1,467)
Expected administrative expenses (a)	104	110	122
Amortization of prior service cost (a)	—	50	79
Amortization of unrecognized net loss (a)	367	164	—
Net periodic pension cost	$1,392	$1,467	$1,333

(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss, including amounts recognized in other comprehensive income
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive (loss) income at December 31, 2021 and 2020 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2021	2020
Prior service costs	$—	$—
Net accumulated actuarial net loss	3,710	(2,311)
Accumulated other comprehensive loss	3,710	(2,311)
Net periodic benefit cost in excess of cumulative employer contributions	(4,955)	(4,562)
Net amount recognized at December 31, balance sheet	$(1,245)	$(6,873)
Net actuarial gain (loss) arising during period	$5,653	$2,200
Prior service cost amortization	—	50
Amortization of net actuarial loss	367	164
Total recognized in other comprehensive income (loss)	$6,020	$2,414
Total recognized in net periodic pension cost and other comprehensive (loss) income	$(4,628)	$(947)

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense
Assumptions utilized to determine benefit obligations as of December 31, 2021, 2020, and 2019 and to determine pension expense for the years then ended are as follows:

	2021	2020	2019
Determination of benefit obligation at year end:
Discount rate	3.10%	2.80%	3.45%
Annual rate of compensation increase	4.50%	4.50%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	2.80%	3.45%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of fair value of the Company's pension plan assets, by asset category
The fair value of the Company's pension plan assets at December 31, 2021 and 2020 by asset category was as follows:

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Cash equivalents	$1,449	$1,449	$—	$—
Corporate bonds	303	—	303	—
Equity securities	1,774	1,774	—	—
Mutual funds	33,890	33,890	—	—
Total	$37,416	$37,113	$303	$—
December 31, 2020
Cash equivalents	$666	$666	$—	$—
Corporate bonds	311	—	311	—
Equity securities	1,473	1,473	—	—
Mutual funds	27,634	27,634	—	—
Total	$30,084	$29,773	$311	$—

Schedule of future benefit payments expected to be paid	The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2022	$1,017
2023	1,045
2024	1,048
2025	1,116
2026	1,203
2027 to 2030	8,353